Putnam New Jersey Tax Exempt Income Fund
The fund's portfolio
2/28/21 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
OTC — Over-the-counter
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 0.03% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (97.4%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.1%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
5.00%, 10/1/33	A+/F	$500,000	$621,575
5.00%, 10/1/32	A+/F	1,000,000	1,248,400

			1,869,975
Delaware (0.6%)
DE River & Bay Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/42	A1	1,000,000	1,066,300

			1,066,300
Guam (0.5%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Ba1	735,000	800,672

			800,672
Indiana (1.7%)
Whiting, Env. Fac. Mandatory Put Bonds (6/5/26), (BP Products North America, Inc.), Ser. A, 5.00%, 12/1/44	A1	2,250,000	2,744,708

			2,744,708
New Jersey (84.2%)
Atlantic City, G.O. Bonds, (Tax Appeal)
Ser. A, BAM, 5.00%, 3/1/42	AA	1,000,000	1,154,000
Ser. B, AGM, 5.00%, 3/1/37	AA	1,000,000	1,166,120
Camden Cnty., Impt. Auth. Hlth. Care Rev. Bonds, (Cooper Hlth. Syst. Oblig. Group), 5.00%, 2/15/35	Baa1	250,000	270,343
Essex Cnty., Impt. Auth. 144A Rev. Bonds, (North Star Academy Charter School of Newark, Inc.), 4.00%, 7/15/40	BBB-	825,000	889,350
Garden State Preservation Trust Rev. Bonds
(Open Space & Farmland 2005), Ser. A, AGM, 5.75%, 11/1/28	AA	2,000,000	2,477,200
Ser. B, AGM, zero %, 11/1/24	AA	5,000,000	4,811,445
Hudson Cnty., Impt. Auth. Rev. Bonds, 3.00%, 10/1/35	AA	3,500,000	3,784,200
Hudson Cnty., Impt. Auth. Solid Waste Rev. Bonds, 4.00%, 1/1/35	AA	800,000	928,224
Lyndhurst Twp., G.O. Bonds, 1.00%, 9/8/21	AA+/P	2,000,000	2,007,680
Monmouth Cnty., Impt. Auth. Rev. Bonds, Ser. B
4.00%, 12/1/37	Aaa	1,500,000	1,807,275
4.00%, 7/15/34	Aaa	1,250,000	1,423,763
Newark, G.O. Bonds, Ser. C, 2.00%, 10/5/21	MIG 2	650,000	656,520
NJ State G.O. Bonds, (COVID-19 Emergency ), Ser. A, 4.00%, 6/1/32	A3	3,000,000	3,633,600
NJ State Econ. Dev. Auth. Mandatory Put Bonds (12/3/29), (American Wtr. Co., Inc.), Ser. B, 2.05%, 10/1/39	A1	1,250,000	1,308,313
NJ State Econ. Dev. Auth. Rev. Bonds
(Ashland School, Inc.), 6.00%, 10/1/33	BBB	980,000	1,082,439
(Paterson Charter School Science & Tech.), Ser. A, 6.00%, 7/1/32	BB-	800,000	832,208
Ser. WW, 5.25%, 6/15/32	Baa1	1,000,000	1,136,860
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/47	BBB-	1,000,000	1,116,900
(Cranes Mill), 5.00%, 1/1/39	BBB+/F	1,250,000	1,436,388
(Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,750,000	2,056,513
Ser. AAA, 5.00%, 6/15/36	Baa1	550,000	634,717
Ser. DDD, 5.00%, 6/15/35	Baa1	1,800,000	2,097,342
(Provident Group-Rowan Properties, LLC), Ser. A, 5.00%, 1/1/35	Ba3	750,000	776,618
(Seeing Eye, Inc. (The)), 5.00%, 6/1/32	A	1,250,000	1,467,900
(NYNJ Link Borrower, LLC), AGM, 5.00%, 1/1/31	AA	1,150,000	1,288,690
(Biomedical Research Fac.), Ser. A, 5.00%, 7/15/30	Baa1	1,000,000	1,159,660
Ser. B, 5.00%, 11/1/26	Baa1	3,000,000	3,606,030
5.00%, 6/15/26	Baa2	2,000,000	2,088,780
(School Facs. Construction), Ser. NN, 5.00%, 3/1/25	Baa1	3,000,000	3,248,400
(Middlesex Water, Co.), 4.00%, 8/1/59	A+	1,000,000	1,088,020
Ser. MMM, 4.00%, 6/15/36	Baa1	1,500,000	1,675,080
Ser. MMM, 4.00%, 6/15/35	Baa1	1,000,000	1,122,590
(NJ-American Water Co., Inc.), 1.00%, 6/1/23	A1	1,000,000	1,007,530
NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds, (UMM Energy Partners, LLC), Ser. A, 4.75%, 6/15/32	Baa2	1,000,000	1,040,740
NJ State Econ. Dev. Auth. School Rev. Bonds, (Foundation Academy Charter School), Ser. A
5.00%, 7/1/50	BBB-	1,000,000	1,128,290
5.00%, 7/1/38	BBB-	300,000	344,253
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Baa3	1,750,000	1,982,120
NJ State Edl. Fac. Auth. Rev. Bonds
(Ramapo College of NJ), Ser. B, 5.00%, 7/1/37	A2	820,000	860,483
(Rider U.), Ser. A, 5.00%, 7/1/37	Ba1	500,000	501,330
(Stevens Inst. of Tech.), Ser. A, 5.00%, 7/1/35	BBB+	1,200,000	1,398,720
(Montclair State U.), Ser. B, 5.00%, 7/1/34	A2	500,000	588,790
5.00%, 7/1/30	A	607,000	701,989
5.00%, 7/1/30 (Prerefunded 7/1/25)	A/P	393,000	466,251
(William Paterson U.), Ser. E, BAM, 5.00%, 7/1/23	AA	1,000,000	1,097,970
Ser. A, 4.00%, 7/1/50	BBB+	3,000,000	3,275,190
(Seton Hall U.), Ser. C, AGM, 4.00%, 7/1/50	AA	250,000	279,170
NJ State Higher Ed. Assistance Auth. Rev. Bonds, (Student Loan), Ser. 1A, 5.00%, 12/1/22	Aaa	2,500,000	2,697,950
NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Peter's U. Hosp.), 5.75%, 7/1/37	Ba1	1,500,000	1,504,305
(U. Hosp. of NJ), Ser. A, AGM, 5.00%, 7/1/46	AA	500,000	560,555
(Hunterdon Med. Ctr.), 5.00%, 7/1/45 (Prerefunded 7/1/24)	A-	1,000,000	1,151,670
(Barnabas Hlth. Oblig. Group), 5.00%, 7/1/44	AA-	1,000,000	1,123,380
(Barnabas Hlth. Oblig. Group), 5.00%, 7/1/43	AA-	2,000,000	2,367,100
(Inspira Hlth. Oblig. Group), Ser. A, 5.00%, 7/1/42	A2	1,000,000	1,176,770
(St. Joseph's Hlth. Care Syst. Oblig. Group), 5.00%, 7/1/41	Baa3	2,015,000	2,334,821
(Princeton Hlth. Care Syst.), Ser. A, 5.00%, 7/1/39	AA	1,000,000	1,176,260
(Robert Wood Johnson U. Hosp.), Ser. A, 5.00%, 7/1/39	AA-	1,000,000	1,126,400
(Hackensack Meridian Hlth.), Ser. A, 5.00%, 7/1/35	AA-	800,000	962,104
(St. Lukes Warren Hosp.), 5.00%, 8/15/31	A3	1,000,000	1,082,430
(AHS Hosp. Corp.), Ser. A, 5.00%, 7/1/27	Aa3	25,000	25,073
(RWJBarnabas Hlth. Oblig. Group), Ser. A, 4.00%, 7/1/43	AA-	500,000	548,910
(AHS Hosp. Corp.), 4.00%, 7/1/41	Aa3	1,000,000	1,102,100
(Valley Hlth. Syst. Obligated Group), 4.00%, 7/1/38	A	1,000,000	1,151,400
(Valley Hlth. Syst. Obligated Group), 4.00%, 7/1/36	A	1,000,000	1,158,640
NJ State Hlth. Care Fac. Fin. Auth. VRDN
(AHS Hosp. Corp.), Ser. B, 0.03%, 7/1/36	VMIG 1	3,200,000	3,200,000
(Virtua Hlth.), Ser. C, 0.01%, 7/1/43	A-1	2,665,000	2,665,000
(Compensation Program), Ser. A-4, 0.01%, 7/1/27	VMIG 1	675,000	675,000
NJ State Hsg. & Mtge. Fin. Agcy. Rev. Bonds
(Single Family Hsg.), Ser. A, 4.50%, 10/1/48	Aa2	1,145,000	1,282,091
Ser. A, 4.20%, 11/1/32	AA-	945,000	957,871
NJ State Tpk. Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/48	A+	1,000,000	1,212,130
Ser. B, 5.00%, 1/1/40	A+	1,000,000	1,203,570
Ser. G, 5.00%, 1/1/37	A+	500,000	605,450
Ser. A, 5.00%, 1/1/35	A+	1,000,000	1,188,760
Ser. E, 5.00%, 1/1/34	A+	1,250,000	1,440,813
Ser. A, 5.00%, 1/1/33	A+	1,000,000	1,136,740
Ser. E, 5.00%, 1/1/33	A+	200,000	244,842
Ser. A, 5.00%, 1/1/24 (Prerefunded 7/1/22)	A+	80,000	85,178
NJ State Trans. Trust Fund Auth. Rev. Bonds
(Trans. Program), Ser. AA, 5.25%, 6/15/41	Baa1	2,000,000	2,255,120
(Trans. Syst.), Ser. B, 5.25%, 6/15/36	Baa1	1,000,000	1,011,510
(Trans. Program), Ser. AA, 5.25%, 6/15/32	Baa1	2,000,000	2,273,720
(Trans. Syst.), Ser. D, 5.25%, 12/15/23	Baa1	2,000,000	2,251,240
(Trans. Syst.), Ser. A, 5.25%, 12/15/22	Baa1	1,000,000	1,086,600
Ser. A, 5.00%, 12/15/34	Baa1	1,000,000	1,198,510
Ser. A, 5.00%, 12/15/33	Baa1	1,235,000	1,483,741
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/30	A+	705,000	821,699
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/28	A+	960,000	1,136,045
Ser. A, 4.00%, 12/15/39	Baa1	1,000,000	1,103,580
(Trans. Syst.), Ser. A, zero %, 12/15/33	Baa1	2,500,000	1,809,200
(Trans. Syst.), Ser. C, AMBAC, zero %, 12/15/24	Baa1	2,400,000	2,312,976
North Bergen Twp., Muni. Util. Auth. Swr. Rev. Bonds, NATL
zero %, 12/15/27	Aa2	1,005,000	920,007
zero %, 12/15/26	Aa2	1,000,000	937,360
North Hudson, Swr. Auth. Rev. Bonds, Ser. A, 5.00%, 6/1/42 (Prerefunded 6/1/22)	AAA/P	115,000	121,977
Rutgers State U. Rev. Bonds
Ser. M, 5.00%, 5/1/34	Aa3	1,000,000	1,161,220
Ser. Q, 5.00%, 5/1/29	Aa3	500,000	640,405
Ser. Q, 5.00%, 5/1/28	Aa3	700,000	880,166
South Jersey, Trans. Auth. Syst. Rev. Bonds, Ser. A
5.00%, 11/1/45	BBB+	950,000	1,174,105
AGM, 5.00%, 11/1/29	AA	1,355,000	1,759,468
Sussex Cnty., Muni. Util. Auth. Rev. Bonds, (Waste Wtr. Facs.), Ser. B, AGM, zero %, 12/1/30	AA+	1,500,000	1,267,920
Tobacco Settlement Fin. Corp. Rev. Bonds
Ser. B, 5.00%, 6/1/46	BB+	1,000,000	1,155,420
Ser. A, 5.00%, 6/1/35	A-	1,500,000	1,810,290
Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds, (Covanta Union), Ser. A, 5.25%, 12/1/31	AA+	1,500,000	1,554,675

			138,180,261
New York (7.8%)
Metro. Trans. Auth. Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/51	A3	2,000,000	2,053,140
Port Auth. of NY & NJ Rev. Bonds
Ser. 93, 6.125%, 6/1/94	Aa3	5,000,000	5,696,350
Ser. 189, 5.00%, 5/1/45	Aa3	1,000,000	1,147,660
Ser. 194, 5.00%, 10/15/41	Aa3	1,000,000	1,168,420
Ser. 207, 5.00%, 9/15/31	Aa3	550,000	672,441
Ser. 207, 5.00%, 9/15/30	Aa3	1,150,000	1,414,546
Ser. 222, 4.00%, 7/15/40	Aa3	500,000	578,255

			12,730,812
Pennsylvania (1.5%)
Delaware River Port Auth. PA & NJ Rev. Bonds, Ser. A
5.00%, 1/1/39	A1	750,000	914,370
5.00%, 1/1/38	A1	750,000	916,800
Delaware River, Joint Toll Bridge Comm. Rev. Bonds, Ser. A, 5.00%, 7/1/44	A1	500,000	615,480

			2,446,650

Total municipal bonds and notes (cost $148,233,887)			$159,839,378

SHORT-TERM INVESTMENTS (2.0%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 0.12%(AFF)	3,206,462	$3,206,462

Total short-term investments (cost $3,206,462)		$3,206,462
TOTAL INVESTMENTS

Total investments (cost $151,440,349)		$163,045,840

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Citibank, N.A.
$775,000	$29,162	$—	3/17/21	—	0.81% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	$(29,162)
Morgan Stanley & Co. International PLC
2,000,000	31,500	—	5/4/21	—	0.35% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	(31,500)
2,910,000	36,433	—	4/20/21	—	0.40% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	(36,433)
727,500	58,939	—	4/20/21	—	1.50% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	58,939
500,000	37,127	—	5/4/21	—	1.55% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	37,127

Upfront premium received		—	Unrealized appreciation			96,066

Upfront premium (paid)		—	Unrealized (depreciation)			(97,095)

Total		$—			Total	$(1,029)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2020 through February 28, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $164,118,704.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/21
	Short-term investments
	Putnam Short Term Investment Fund*	$182,216	$32,687,061	$29,662,815	$5,773	$3,206,462

	Total Short-term investments	$182,216	$32,687,061	$29,662,815	$5,773	$3,206,462
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
	At the close of the reporting period, the fund maintained liquid assets totaling $29,162 to cover certain derivative contracts.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 0.03%, 0.12% and 0.19%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	State debt	23.1%
	Transportation	18.0
	Health care	16.8
	Education	11.9
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to gain exposure to specific sectors.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $29,162 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$159,839,378	$—
Short-term investments	—	3,206,462	—

Totals by level	$—	$163,045,840	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Total return swap contracts	$—	$(1,029)	$—

Totals by level	$—	$(1,029)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
OTC total return swap contracts (notional)	$7,200,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com